Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 16, 2010 North American Parts Distributors [Member]	Dec. 31, 2012 North American Parts Distributors [Member]	Dec. 31, 2011 North American Parts Distributors [Member]
Business Acquisition [Line Items]
Assets and assumed liabilities were acquired for cash consideration				$ 52
Acquisition date					Dec. 16, 2010
Initial purchase price	1	1	51	51
Working capital adjustment						$ 1